Derivative Financial Instruments - Warrants inputs and assumptions (Details) - Forge Nano, Inc.	Mar. 31, 2026 Y	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Expected volatility
Derivative Financial Instruments
Warrant measurement input	50	50	50
Risk-free rate
Derivative Financial Instruments
Warrant measurement input	4.17	4.17	4.58
Term (in years)
Derivative Financial Instruments
Warrant measurement input	0.18	0.68	0.93